UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22472

RIVERNORTH OPPORTUNITIES FUND, INC.
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Abigail J. Murray
RiverNorth Opportunities Fund, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1 – Schedule of Investments.

RIVERNORTH OPPORTUNITES FUND, INC.
STATEMENT OF INVESTMENTS
January 31, 2017 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (76.85%)
Advent Claymore Convertible Securities and Income Fund	273,604	$4,161,517
Advent Claymore Convertible Securities and Income Fund II	587,822	3,550,445
Advent/Claymore Enhanced Growth & Income Fund	159,810	1,361,581
AllianzGI Diversified Income & Convertible Fund	107,170	2,088,743
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	69,819	909,741
Alpine Global Dynamic Dividend Fund	118,436	1,099,086
Ares Dynamic Credit Allocation Fund, Inc.	120,479	1,885,496
BlackRock Debt Strategies Fund, Inc.	293,602	3,370,551
BlackRock Global Opportunities Equity Trust	176,711	2,132,902
BlackRock Multi-Sector Income Trust	89,974	1,544,853
BlackRock Muni Intermediate Duration Fund, Inc.	113,298	1,588,438
Blackstone/GSO Long-Short Credit Income Fund	52,937	852,286
Brookfield Real Assets Income Fund, Inc.	172,829	3,943,958
Clough Global Equity Fund	81,072	943,678
Clough Global Opportunities Fund(a)	607,552	5,826,424
Delaware Enhanced Global Dividend & Income Fund	150,986	1,582,333
Deutsche Multi-Market Income Trust	45,540	393,921
First Trust Strategic High Income Fund II	23,181	292,776
Franklin Limited Duration Income Trust	317,733	3,885,875
Legg Mason BW Global Income Opportunities Fund, Inc.	69,355	853,760
Neuberger Berman Real Estate Securities Income Fund, Inc.	285,709	1,511,401
Nuveen Credit Strategies Income Fund(a)	152,450	1,347,658
Nuveen Mortgage Opportunity Term Fund	12,287	298,328
Pacholder High Yield Fund, Inc.	142,297	1,107,071
Prudential Global Short Duration High Yield Fund, Inc.	160,786	2,426,261
Special Opportunities Fund, Inc.	48,437	682,962
Templeton Global Income Fund	239,662	1,600,942
Virtus Total Return Fund	802,119	3,649,641
Wells Fargo Multi-Sector Income Fund	182,242	2,407,417
Zweig Fund, Inc.	154,252	1,670,549

TOTAL CLOSED-END FUNDS
(Cost $56,429,459)		58,970,594

BUSINESS DEVELOPMENT COMPANIES (3.65%)
Garrison Capital, Inc.	97,814	923,364
OHA Investment Corp.	601,728	1,137,266
THL Credit, Inc.	71,757	736,944

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,472,879)		2,797,574

	Par/Shares	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY BONDS (0.67%)
THL Credit, Inc., Due December 30, 2022, 6.75%	15,855	$408,742
THL Credit, Inc., Due November 15, 2021, 6.75%	4,164	106,557

TOTAL BUSINESS DEVELOPMENT COMPANY BONDS
(Cost $505,780)		515,299

	Par/Shares	Value (Note 2)
PREFERRED STOCKS (1.49%)
Great Elm Capital Corp., 8.25%, 06/30/2020	44,600	$1,142,429

TOTAL PREFERRED STOCKS
(Cost $1,119,906)		1,142,429

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (16.05%)
State Street Institutional Treasury Money Market Fund	0.420%	12,313,843	12,313,843

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,313,843)	12,313,843

TOTAL INVESTMENTS (98.71%)
(Cost $73,841,867)	$75,739,739

Other Assets In Excess Of Liabilities (1.29%)(b)	995,496
NET ASSETS (100.00%)	$76,735,235

(a)	All or a portion of the security is pledged as collateral for short sales. As of January 31, 2017, the aggregate market value of those securities was $5,490,340, representing 7.15% of net assets.
(b)	Includes cash, in the amount of $9,764,259, which is being held as deposit with broker.

SCHEDULE OF SECURITIES SOLD SHORT
	Shares	Value
EXCHANGE-TRADED FUNDS
SPDR® Bloomberg Barclays High Yield Bond ETF	(50,000)	$(1,845,500)
SPDR® S&P 500® ETF Trust	(32,591)	(7,415,430)

TOTAL EXCHANGE-TRADED FUNDS		(9,260,930)

TOTAL SECURITIES SOLD SHORT
(Proceeds $8,924,248)		$(9,260,930)

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.
Notes to Quarterly Statement of Investments
January 31, 2017 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is total return consisting of capital appreciation and current income.

The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”). All Underlying Funds will be registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund will incur higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The preparation of the Statement of Investments in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund’s ultimately realize upon sale of the securities. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on January 31, 2017.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the first-in/first-out cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2017:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds	$58,970,594	$–	$–	$58,970,594
Business Development Companies	2,797,574	–	–	2,797,574
Business Development Company Bonds	515,299	–	–	515,299
Preferred Stocks	1,142,429	–	–	1,142,429
Short-Term Investments	12,313,843	–	–	12,313,843
Total	$75,739,739	$–	$–	$75,739,739

Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange-Traded Funds	$(9,260,930)	$–	$–	$(9,260,930)
Total	$(9,260,930)	$–	$–	$(9,260,930)

The Fund recognizes transfers between the levels as of the end of the period. For the period ended January 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

3. Tax Basis Information

Tax Basis of Investments: As of January 31, 2017, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes	$73,843,076
Gross appreciation on investments (excess of value over tax cost)	3,441,380
Gross depreciation on investments (excess of tax cost over value)	(1,544,717)
Net unrealized appreciation on investments	$1,896,663

Item 2 – Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIVERNORTH OPPORTUNITIES FUND, INC.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	March 29, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (Principal Financial Officer)

Date:	March 29, 2017